Investments (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 65.3	$ 180.1
Loss from equity affiliates	107.6	40.2	$ 61.2
Other-than-temporary impairment losses on equity method investments		43.2
Middlemount Mine [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Summarized Financial Information, Revenue	165.0	157.0	118.0
Change in deferred tax asset valuation allowance related to equity affiliates	52.3
Equity Method Investment, Summarized Financial Information, Current Assets	27.8	30.9
Equity Method Investment, Summarized Financial Information, Noncurrent Assets	424.4	525.3
Equity Method Investment, Summarized Financial Information, Current Liabilities	382.9	365.6
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities	11.3	17.2
Interest In Middlemount Coal Pty Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	58.0	173.4
Loss from equity affiliates	$ 98.5	33.5	52.1
Equity method investment, ownership percentage	50.00%
Other-than-temporary impairment losses on equity method investments		43.2
Remaining unamortized difference	$ 96.1
Other Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	7.3	6.7
Loss from equity affiliates	$ 9.1	$ 6.7	$ 9.1
Middlemount Mine [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%